Significant Accounting Estimates and Judgments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Significant Accounting Estimates and Judgments (Details) [Line Items]
Revenue, percentage	2.30%
Unrecognized revenue	2.30%
Closing period amount (in Dollars)	$ 4.82
Bottom of range [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Nominal discount rate	6.56%	6.56%
Top of range [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Nominal discount rate	16.76%	16.52%
Bahia [Member] | Soybean [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Price considered for base date	158.22
Maranhão [Member] | Soybean [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Price considered for base date	159.27
Mato Grosso [Member] | Soybean [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Price considered for base date	153.8
Piauí [Member] | Soybean [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Price considered for base date	159.39
Minas Gerais [Member] | Soybean [Member]
Significant Accounting Estimates and Judgments (Details) [Line Items]
Price considered for base date	159.99